Commitments and Contingencies - Additional Information (Detail) $ in Thousands, € in Millions, £ in Millions, Policies in Millions, Customers in Millions			12 Months Ended
	Nov. 30, 2018 Customers	Oct. 31, 2017 EUR (€)	Dec. 31, 2022 EUR (€) Policies	Dec. 31, 2022 USD ($) Policies	Dec. 31, 2022 GBP (£) Policies	Dec. 31, 2020 EUR (€)	Dec. 31, 2019	Dec. 31, 2021 EUR (€)	Sep. 30, 2021
Disclosure of commitments and contingencies [line items]
Other provisions			€ 99			€ 309		€ 193
Sale of stock, consideration received		€ 295
Deferred tax liabilities			€ 4					1,559
Legal proceedings contingent liability [member]
Disclosure of commitments and contingencies [line items]
Percentage of customer agreed to settle claims									90.00%
Litigation provision [member]
Disclosure of commitments and contingencies [line items]
Policy holders objected to settlement							99.00%
Policy holders opting out of settlement							1.00%
Opted out shareholders value in Settlement fund						7.00%	43.00%
Other provisions						€ 6
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Alleged actual damages andpre-judgment interest | $				$ 235
Amount of damages and interest | $				120,000
Transamerica Corporation [member] | LTCG [Member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $				$ 390,000
Atos BPS Ltd [member] | Aegon United Kingdom [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £					£ 10
Contractual obligations period			next year	next year	next year
Contract agreement term			15-year	15-year	15-year
Number of customers | Customers	1.4
Aegon N.V [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements			€ 511					1,157
Aegon N.V [member] | ASR Nederland N V [Member]
Disclosure of commitments and contingencies [line items]
Deferred tax liabilities			€ 454
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Number of revenue compensation policies | Policies			10	10	10
Contractual obligations transition and conversion charges			€ 0
Contractual obligations period			2022	2022	2022
Transamerica Corporation [member] | Bottom of range [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $				$ 2,000,000
Transamerica Corporation and Commonwealth General Corporation [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements			€ 511					1,157
Subsidiaries [member] | Aegon N.V [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program			1,042					€ 987
Subsidiaries [member] | Aegon N.V [member] | Guarantees [member]
Disclosure of commitments and contingencies [line items]
Other letter of credit agreements			€ 0